Stock-Based Compensation (Details 5) - Service-based restricted share units - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shares Granted
Outstanding at the beginning of the period (in shares)	3,507	800
Awarded (in shares)	4,851	2,951
Vested (in shares)	(1,211)	(203)
Cancelled (in shares)	(646)	(41)
Outstanding at the end of the period (in shares)	6,501	3,507
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 16.44	$ 13.19
Awarded (in dollars per share)	12.41	17.11
Vested (in dollars per share)	14.69	13.19
Cancelled (in dollars per share)	14.18	17.23
Outstanding at the end of the period (in dollars per share)	$ 13.98	$ 16.44
Unrecognized compensation cost	$ 73.0
Expected weighted-average recognition period for unrecognized compensation cost	3 years 2 months 12 days
Total fair value vested	$ 17.8	$ 2.7